Income Tax	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Income Tax
18. INCOME TAX
The amount accrued of the income tax expense for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024		2023
Current income tax	(61)	(137)		(45)
Deferred income tax	(599)	1,510	(1)	426	(1)
Regularization plan associated with the calculation of tax loss carryforwards	(1,049)	-		-

	(1,709)	1,373		381

(1)	See Note 2.d).
The reconciliation between the income tax charge for the years ended December 31, 2025, 2024 and 2023 and the one that would result from applying the prevailing tax rate on net profit or loss before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2025	2024		2023
Net profit / (loss) before income tax	910	1,020	(5)	(1,658)	(5)
Average tax rate (1)	27.58%	25.32%		25.29%

Average tax rate applied to net profit or loss before income tax	(251)	(258)		419
Effect of the valuation of property, plant and equipment, intangible assets and assets held for sale, net	(382)	1,966		(1,193)
Effect of exchange differences and other results relating to the valuation of the currency, net (2)	272	(1,716)	(5)	2,037	(5)
Effect of the valuation of inventories	(170)	(137)		(549)
Income on investments in associates and joint ventures	31	99		24
Effect of tax rate change (3)	(149)	452		(423)
Effect of application of indexation mechanisms	-	981		-
Regularization plan associated with the calculation of tax loss carryforwards	(1,049)	-		-
Miscellaneous	(11)	(14)		66	(4)

Income tax	(1,709)	1,373		381

(1)	Corresponds to the average projected tax rate of YPF and its subsidiaries in compliance with amendment to Law No. 27,630, see Note 35.h.1).
(2)	Includes the effect of tax inflation adjustments.
(3)	Corresponds to the remeasurement of deferred income tax balances at the time of reversal, see Note 35.h.1).
(4)	Includes 32 corresponding to the tax criteria adopted in the 2023 tax return for fiscal year 2022 of the subsidiary Metrogas.
(5)	See Note 2.d).
Furthermore, breakdown of Income tax liability, Deferred income tax assets, net and Deferred income tax liabilities, net deferred as of December 31, 2025, 2024 and 2023 is as follows:

	2025				2024			2023
	Non-current		Current		Non-current	Current		Non-current	Current
Income tax liability	830	(2)	73	(1)	2	126	(1)	4	31	(1)

(1)
Includes 50 corresponding to the 12 payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025. Likewise, includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.

(2)	Includes 828 corresponding to the remaining payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025.

	2025	2024	2023
Deferred tax assets
Provisions and other non-deductible liabilities	152	202	113
Property, plant and equipment and Assets held for sale	4	524	-
Lease liabilities	190	258	234
Tax loss carryforwards	404	13	1,782
Miscellaneous	2	1	1

Total deferred tax assets	752	998	2,130

Deferred tax liabilities
Property, plant and equipment, Assets held for sale, Intangible assets and Inventories	(918)	(224)	(2,017)
Adjustment for tax inflation (1)	-	(271)	(1,078)
Right-of-use assets	(178)	(247)	(221)
Miscellaneous	(20)	(16)	(38)

Total deferred tax liabilities	(1,116)	(758)	(3,354)

Total Net deferred tax (2)	(364)	240	(1,224)

(1)	Includes the effect of the deferral of the tax inflation adjustment, see Note 35.h.1) “Budget Law 2023 - Deferral of tax adjustment for inflation” section.
(2)
Includes (18), (61) and (96) corresponding to adjustment for inflation of the opening deferred tax of companies with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income, as of December 31, 2025, 2024 and 2023, respectively, and 32, 176 and 1,563 corresponding to translation effect of deferred income tax for companies with a functional currency other than the dollar as of December 31, 2025, 2024, and 2023, respectively, which were charged to “Other comprehensive income” in the statement of comprehensive income.

As of December 31, 2025, the Group has recognized deferred tax assets for tax loss carryforwards for 404 of which 7 can be offset with taxable profits until the year 2029 and 397 until the year 2030, in accordance with current tax laws.
As of December 31, 2025, 2024 and 2023, there are no material deferred tax assets which are not recognized that may be recoverable in the future.
As of December 31, 2025, 2024 and 2023, the Group has classified as deferred tax assets 9, 330 and 18, respectively, and as deferred tax liabilities 373, 90 and 1,242, respectively, all of which arise from the net deferred tax balances of each of the individual companies included in these consolidated financial statements.
As of December 31, 2025, 2024 and 2023, the causes that generated charges within “Other comprehensive income” line item in the statement of comprehensive income did not generate temporary differences subject to income tax.
Regularization plan associated with the calculation of tax loss carryforwards
On April 30, 2025, ARCA General Resolution No. 5,684/2025 was published, establishing a payment plan of 120 monthly installments for the settlement of the following items: (i) balances of income tax returns corresponding to tax periods not prescribed as of the effective date of said Resolution, when tax loss carryforwards from previous years adjusted for inflation have been calculated and said situation is corrected by submitting the respective rectifying tax returns, plus their corresponding compensatory and/or punitive interest; (ii) balances of the original or rectifying income tax returns corresponding to fiscal years ending between December 2024 and November 2025, inclusive, in which tax loss carryforwards are calculated at historical values, plus their corresponding compensatory and/or punitive interest; and (iii) interest related to advance payments and/or payments on account and fines related to the filing of the rectifying tax returns mentioned in items (i) and (ii) above.
The Company, based on the opinion of its external advisors, and considering the changes in the context performed during 2025 mainly due to adverse administrative and judicial jurisprudence in the first instances of execution and the financial conditions granted by the Tax Administration, evaluated ARCA General Resolution No. 5,684/2025 and on November 18, 2025, decided to adhere to the “Regularization plan associated with the calculation of tax loss carryforwards” provided for in said Resolution for the purpose of canceling the obligations related to income tax recalculated in accordance with the provisions of said Regime, thus eliminating any possible dispute with the tax authorities regarding the adjustment of tax loss carryforwards corresponding to the 2024 fiscal period.